MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Major Customers
Number of customers with the largest receivable balances | item	3	3
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	7.00%	7.00%
Accounts receivable | $	$ 42,812	$ 27,014
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	4.00%	3.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	4.00%	3.00%